5. Financial risk management (Details 4) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	$ 37,990,356	$ 51,480,736
No deadline
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	767,683	19,078,817
Less than 3 months
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	15,974,799	13,966,826
From 3 months to 1 year
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	7,626,683	5,297,781
From 1 to 2 years
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	208,378	1,179,354
From 2 to 5 years
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	13,199,717	11,957,958
More than 5 years
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	213,096	0
Trade and other payables
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	28,133,691	37,571,460
Trade and other payables | No deadline
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	767,683	19,078,817
Trade and other payables | Less than 3 months
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	15,974,799	13,966,826
Trade and other payables | From 3 months to 1 year
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	5,967,447	4,245,273
Trade and other payables | From 1 to 2 years
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	208,378	126,846
Trade and other payables | From 2 to 5 years
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	5,002,288	153,698
Trade and other payables | More than 5 years
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	213,096	0
Borrowings
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	9,856,665	13,909,276
Borrowings | No deadline
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	0	0
Borrowings | Less than 3 months
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	0	0
Borrowings | From 3 months to 1 year
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	1,659,236	1,052,508
Borrowings | From 1 to 2 years
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	0	1,052,508
Borrowings | From 2 to 5 years
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	8,197,429	11,804,260
Borrowings | More than 5 years
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	$ 0	$ 0